Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000199641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%	[1]
C000199641 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000199641 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000199641 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000199641 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000199641 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000199641 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000199641 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000199641 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000199641 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000199641 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000199641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000199641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[2]
C000199641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000199641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[2]
C000199641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[2]
C000199641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000199641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[2]
C000199641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[2]
C000199641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000199641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000199641 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[2]
C000199641 [Member] | Defined Benefit Plan, Equity Securities, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000199641 [Member] | Defined Benefit Plan, Equity Securities, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199641 [Member] | U S Custom Equity Sleeve JPMPI [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000199641 [Member] | U S Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199641 [Member] | U S Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000199641 [Member] | U S Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199641 [Member] | U S Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199641 [Member] | U S Technology Hardware Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199641 [Member] | U S Home Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199641 [Member] | U S Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199641 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199641 [Member] | U S Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199641 [Member] | USA Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000199641 [Member] | US Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%	[3]
C000206546 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000206546 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000206546 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000206546 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000206546 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000206546 [Member] | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000206546 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000206546 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000206546 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000206546 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000206546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[4]
C000206546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[4]
C000206546 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000206546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[4]
C000206546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[4]
C000206546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000206546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000206546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[4]
C000206546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000206546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000206546 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[4]
C000206546 [Member] | Defined Benefit Plan, Equity Securities, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000206546 [Member] | Defined Benefit Plan, Equity Securities, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000206546 [Member] | Defined Benefit Plan, Equity Securities, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206546 [Member] | Europe Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000206546 [Member] | Europe Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206546 [Member] | Europe Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206546 [Member] | Europe Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206546 [Member] | Europe Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206546 [Member] | Netherlands Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206546 [Member] | Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206546 [Member] | Europe Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206546 [Member] | Europe Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206546 [Member] | German Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206546 [Member] | Denmark Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206546 [Member] | Europe Textiles Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206546 [Member] | Europe ex UK Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206546 [Member] | Europe Personal Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206546 [Member] | Taiwan Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206546 [Member] | Canada Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | Europe Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | European Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | Europe Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | Swiss Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | Europe Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206546 [Member] | Japan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000220641 [Member] | U S Treasury Notes 4 25 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000220641 [Member] | Nidda Healthcare Holding GmbH Germany Reg S 7 50 08 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000220641 [Member] | Iliad Holding SASU France 6 88 04 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000220641 [Member] | U S Treasury Notes 4 25 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000220641 [Member] | U S Treasury Bills 5 30 09 05 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[5]
C000220641 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[5]
C000220641 [Member] | HUB International Ltd 7 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[5]
C000220641 [Member] | Standard Chartered plc United Kingdom Reg S CMT Index 5 Year 4 98 7 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[5]
C000220641 [Member] | U S Treasury Bills 5 31 08 29 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[5]
C000220641 [Member] | Cloud Software Group Inc 6 50 03 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[5]
C000220641 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[6]
C000220641 [Member] | BB And lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%	[6]
C000220641 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000220641 [Member] | Governments Sovereigns [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[7]
C000220641 [Member] | Agencies Regionals Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000220641 [Member] | Non Agency ABS Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000220641 [Member] | U S High Yield BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000220641 [Member] | European High Yield RBC GAM UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000220641 [Member] | U S High Yield PGIM [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000220641 [Member] | Asia High Yield PIMCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000220641 [Member] | Emerging Markets Debt PIMCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000220641 [Member] | Short Duration Lord Abbett [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220641 [Member] | Leveraged Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000220641 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.90%	[7]
C000220641 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000220641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000199640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[8]
C000199640 [Member] | Louisiana State Citizens Property Insurance Corp Series A Rev 5 00 06 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[8]
C000199640 [Member] | Board of Regents of the University of Texas System Financing System Series B Rev VRDO LIQ University of Texas Investment Management Co The 3 85 07 05 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000199640 [Member] | Orlando Utilities Commission Series 1 Rev VRDO 4 15 07 05 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000199640 [Member] | State of Ohio Cleveland Clinic Health System Rev VRDO 3 85 07 05 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000199640 [Member] | County of Los Angeles Rev TRAN 5 00 06 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000199640 [Member] | Chelan County Public Utility District No 1 Series B Rev VRDO 3 85 07 05 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000199640 [Member] | City of Rochester MN Series A Rev VRDO 3 70 07 05 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000199640 [Member] | Arizona State University Series A Rev VRDO 3 85 07 05 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000199640 [Member] | City of Houston Combined Utility System Revenue Combined First Lien Rev VRDO 3 93 07 05 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000199640 [Member] | New York City Municipal Water Finance Authority Second General Resolution Rev VRDO 4 90 07 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000199640 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[9]
C000199640 [Member] | BB And lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000199640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[10]
C000199640 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%	[10]
C000199640 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[10]
C000199640 [Member] | Private Placements 144 AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[10]
C000199640 [Member] | Governments Sovereigns [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000199640 [Member] | Non Agency MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000199640 [Member] | Core Municipal Ultra Short Insight [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000199640 [Member] | Global Markets PIMCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000199640 [Member] | Agencies Regionals Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[10]
C000199640 [Member] | Non Agency ABS Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[10]
C000199640 [Member] | Non Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000199639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%	[11]
C000199639 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[11]
C000199639 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[11]
C000199639 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[11]
C000199639 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000199639 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000199639 [Member] | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000199639 [Member] | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000199639 [Member] | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000199639 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000199639 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000199639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000199639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[12]
C000199639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[12]
C000199639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[12]
C000199639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[12]
C000199639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[12]
C000199639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[12]
C000199639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[12]
C000199639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[12]
C000199639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000199639 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[12]
C000199639 [Member] | Defined Benefit Plan, Equity Securities, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000199639 [Member] | Defined Benefit Plan, Equity Securities, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000199639 [Member] | Defined Benefit Plan, Equity Securities, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199639 [Member] | Europe Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000199639 [Member] | Europe Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000199639 [Member] | Europe Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000199639 [Member] | Europe Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199639 [Member] | Europe Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199639 [Member] | Netherlands Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199639 [Member] | Europe Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199639 [Member] | German Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199639 [Member] | Denmark Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199639 [Member] | Europe Textiles Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199639 [Member] | Europe ex UK Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199639 [Member] | Europe Personal Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199639 [Member] | Taiwan Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199639 [Member] | Europe Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199639 [Member] | Japan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199639 [Member] | Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000199639 [Member] | Europe Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199639 [Member] | Broad UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199639 [Member] | Switzerland Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%	[13]
C000206545 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[13]
C000206545 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[13]
C000206545 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000206545 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[13]
C000206545 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000206545 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[13]
C000206545 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000206545 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000206545 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000206545 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000206545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14]
C000206545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[14]
C000206545 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000206545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[14]
C000206545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[14]
C000206545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000206545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[14]
C000206545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[14]
C000206545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
C000206545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000206545 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[14]
C000206545 [Member] | Defined Benefit Plan, Equity Securities, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000206545 [Member] | Defined Benefit Plan, Equity Securities, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206545 [Member] | U S Custom Equity Sleeve JPMPI [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000206545 [Member] | U S Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206545 [Member] | U S Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206545 [Member] | U S Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206545 [Member] | U S Technology Hardware Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206545 [Member] | U S Home Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206545 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | USA Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000206545 [Member] | US Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206545 [Member] | Defined Benefit Plan, Equity Securities, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000206545 [Member] | Canada Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Electronic Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206545 [Member] | U S Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206545 [Member] | U S Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206545 [Member] | USA Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206545 [Member] | U S Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206545 [Member] | U S Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[15]
C000218340 [Member] | City of New York Series C GO 5 25 03 01 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | Southeast Alabama Gas Supply District Project No 1 Series A Rev 5 00 08 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Series A1 Rev 5 00 07 01 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Main Street Natural Gas Inc Gas Supply Series C Rev 4 00 08 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | Triborough Bridge And Tunnel Authority Sales Tax Revenue Series A1 Rev 5 25 05 15 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | New York State Urban Development Corp Sustainable Bond State Person Rev 5 00 03 15 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | Texas Private Activity Bond Surface Transportation Corp Rev AMT 5 00 06 30 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Black Belt Energy Gas District Rev 4 00 06 01 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000218340 [Member] | Triborough Bridge And Tunnel Authority Sales Tax Revenue Series A2 Rev 5 25 05 15 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | Kentucky Public Energy Authority Series A1 Rev 5 25 04 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000218340 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[16]
C000218340 [Member] | BB And lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000218340 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%	[17]
C000218340 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000218340 [Member] | Municipals Nuveen [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000218340 [Member] | Municipals Allspring [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000218340 [Member] | One To 17 Year Municipal Capital Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000199642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[18]
C000199642 [Member] | U S Treasury Notes 2 75 06 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[18]
C000199642 [Member] | U S Treasury Notes 3 88 04 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
C000199642 [Member] | U S Treasury Bill 5 28 09 24 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[18]
C000199642 [Member] | U S Treasury Notes 1 88 08 31 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[18]
C000199642 [Member] | U S Treasury Notes 0 38 09 15 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000199642 [Member] | Canadian Treasury Bill Canada 4 94 08 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000199642 [Member] | U S Treasury Notes 1 38 01 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000199642 [Member] | Citigroup Inc United States SOFR 1 53 3 29 03 17 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[18]
C000199642 [Member] | LVMH Moet Hennessy Louis Vuitton SE France 5 36 11 15 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000199642 [Member] | Morgan Stanley Bank NA United States SOFR 1 08 4 95 01 14 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[18]
C000199642 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[19]
C000199642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[20]
C000199642 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[20]
C000199642 [Member] | Private Placements 144 AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[20]
C000199642 [Member] | Governments Sovereigns [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[20]
C000199642 [Member] | Non Agency MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[20]
C000199642 [Member] | Global Markets PIMCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000199642 [Member] | Agencies Regionals Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[20]
C000199642 [Member] | Non Agency ABS Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[20]
C000199642 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[20]
C000199642 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[20]
C000199642 [Member] | Core Ultra Short BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000218339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[21]
C000218339 [Member] | FNMA or FHLMC Single Family 30 years TBA 5 50 08 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000218339 [Member] | FNMA or FHLMC Single Family 30 years TBA 5 00 07 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[21]
C000218339 [Member] | French Republic Government Bond OAT France Reg S 4 50 04 25 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000218339 [Member] | French Republic Government Bond OAT France Reg S 1 25 05 25 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[21]
C000218339 [Member] | French Republic Government Bond OAT France Reg S 1 75 06 25 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[21]
C000218339 [Member] | China Government Bond China 2 44 10 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[21]
C000218339 [Member] | French Republic Government Bond OAT France Reg S 4 75 04 25 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[21]
C000218339 [Member] | French Republic Government Bond OAT France Reg S 3 25 05 25 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[21]
C000218339 [Member] | French Republic Government Bond OAT France Reg S 4 00 10 25 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[21]
C000218339 [Member] | FNMA or FHLMC Single Family 30 years TBA 2 00 08 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[21]
C000218339 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[22]
C000218339 [Member] | BB And lower [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[22]
C000218339 [Member] | Investment Grade Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[23]
C000218339 [Member] | Private Placements 144 AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[23]
C000218339 [Member] | Governments Sovereigns [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[23]
C000218339 [Member] | Non Agency MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[23]
C000218339 [Member] | Agencies Regionals Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[23]
C000218339 [Member] | Non Agency ABS Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[23]
C000218339 [Member] | High Yield Corporates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[23]
C000218339 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[23]
C000218339 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[23]
C000218339 [Member] | Pan European Securitized BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218339 [Member] | Pan European Credit BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000218339 [Member] | Pan European Government BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000218339 [Member] | China Treasury Policy Bank BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000218339 [Member] | Global Treasury France 10 Years BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000218339 [Member] | Asia Pacific Gov t ex China BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218339 [Member] | Global Credit PGIM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218339 [Member] | Global Securitized PIMCO [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218339 [Member] | U S Treasury 10 20 Year BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218339 [Member] | U S Securitized BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218339 [Member] | Global Government PGIM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218339 [Member] | U K Gilt 10 Years BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218339 [Member] | U S Credit BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218339 [Member] | U S Government BlackRock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[2]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[3]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[4]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[5]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[6]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[7]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[8]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[9]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[10]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[11]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[12]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[13]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[14]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[15]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[16]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[17]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[18]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[19]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[20]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
[21]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[22]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
[23]	Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).